UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                June 30, 2003

Check here if Amendment |_| ; Amendment Number:

This Amendment (Check only one.):          |_|   is a restatement.
                                           |_|   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Vicuna Advisors LLC

Address:   230 Park Avenue, 7th Floor    New York    New York    10169

Form 13F File Number:   028-10416

The institutional investment manager filing this report and the p erson by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contain ed herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kenneth F. Cooper
Title:            Managing Member
Phone:            212-499-2940

Signature, Place, and Date of Signing:

/s/ Kenneth F. Cooper              New York, NY        14th day of August, 2003
---------------------------
[Signature]                       [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                          3

Form 13F Information Table Entry Total:                     9

Form 13F Information Table Value Total:             $  61,903
                                                    -----------
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.                Form 13F File Number                Name
--                 --------------------                ----
1.                 028-10412                           Vicuna Master US L.P.
2.                 028-10414                           Vicuna Partners LLC
3.                 028-10415                           Joshua G. Welch



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


                                                         FORM 13F INFORMATION TABLE
                        TITLE OF                 VALUE     SHARES/  SH/   PUT/    INVSTMT      OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS     CUSIP        (X$1000)   PRN AMT  PRN   CALL    DSCRETN     MANAGERS    SOLE    SHARED  NONE
-----------------------------------------------------------------------------------------------------------------------------------
BUCA INC                  COM     117769109       347     60000     SH          SHARED-DEFINED  123     60000
CNA FINANCIAL CORP        COM     126117100       24600   1000000   SH          SHARED-DEFINED  123     1000000
COREL CORPORATION         COM     21868Q109       710     700000    SH          SHARED-DEFINED  123     700000
CRAWFORD & CO CL A        COM     224633206       1040    214500    SH          SHARED-DEFINED  123     214500
ESG RE LTD                COM     G31215109       326     1087300   SH          SHARED-DEFINED  123     1087300
KRISPY KREME DOUGHNUTS    COM     501014104       206     5000      SH          SHARED-DEFINED  123     5000
MERCURY GENERAL CORP      COM     589400100       28759   630000    SH          SHARED-DEFINED  123     630000
TRICO MARINE SERVICES INC COM     896106101       5474    1399900   SH          SHARED-DEFINED  123     1399900
WR GRACE & CO.            COM     38388F108       441     100000    SH          SHARED-DEFINED  123     100000

                                                  61903
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